POST-EMPLOYMENT BENEFIT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Types of retirement benefits
Due to the Company’s decentralized structure, each entity sponsors its own employee benefit package, as presented in the table below.

Types of post-employment benefits sponsored by AXIA companies
Pension benefit plans
Company	DB Plan	Defined Benefit Plan	DC Plan	Health plan
AXIA Energia	X		X	X
AXIA Energia Sul	X		X	X
AXIA Energia Nordeste	X	X	X	X
AXIA Energia Norte	X		X	X

Schedule of amounts recognized in the balance sheet
Post‑employment Benefit Obligations – Amounts Recognized in the Balance Sheet:

	12/31/2025	12/31/2024
Social security plans benefits	3,485,357	3,531,505
Health plans and life insurance	94,934	174,716
Total post-employment benefit obligations	3,580,291	3,706,221

Current	303,832	289,840
Non-current	3,276,459	3,416,381
Total	3,580,291	3,706,221

Schedule of amounts recognized in the balance sheet and income statement
Amounts Recognized in the Balance Sheet and Income Statement for the Year:

	12/31/2025	12/31/2024
Present value of partially or fully covered actuarial obligations (a)	25,224,907	24,356,023
Asset ceiling	1,560,606	1,766,372
Debt contract	537,357	687,956
(–) Fair value of plan assets (b)	(23,837,513)	(23,278,847)
Immediate available values	603	1,337
Realizable assets	585,776	546,132
Fixed‑income investments	29,298,968	27,835,826
Variable Income Investments	2,120,273	2,268,799
Real estate investments	500,274	493,307
Structured investments	999,176	1,281,812
Loans and financing	317,539	396,303
Pension fund – reserve allocation	131,586	103,483
Others	55	815
(–) Defined contribution plan assets	(8,860,515)	(8,422,867)
(–) Operational liabilities	(112,313)	(139,415)
(–) Contingent liabilities	(239,595)	(205,646)
(–) Investment funds	(225,595)	(204,902)
(–) Administrative funds	(585,776)	(546,132)
(–) Pension funds	(92,943)	(130,005)
Net liabilities (a) + (b)	3,485,357	3,531,504
Income Statement - Social Security Plans

	12/31/2025	12/31/2024
Current service cost	14,786	40,101
Net interest costs	2,625,327	2,559,602
Actuarial expense / (revenue) recognized in the year	2,640,113	2,599,703
Amounts Recognized in the Balance Sheet and Income Statement for the Year:

	12/31/2025	12/31/2024
The Actuarial Present Value obligations	94,934	174,716
Net liability / (asset)	94,934	174,716

Net current service cost	—	9,702
Net interest costs	19,132	14,544
Actuarial expense / (revenue) recognized in the year	19,132	24,246

Schedule of changes in the present value of actuarial obligations
The changes in the years ended December 31, 2025, and 2024, referring to social security plans are as follows:

	12/31/2025	12/31/2024
Opening balance as of January 1	24,356,023	29,632,116
Current service cost	14,786	40,101
Interest on actuarial obligation	2,625,021	2,559,602
Benefits paid during the fiscal year	(2,881,514)	(2,910,322)
Normal participant contributions	43,876	9,592
Gain/Loss on actuarial obligations arising from remeasurement	1,066,714	(4,975,066)
Actuarial gains/losses arising from changes in financial assumptions	1,626,301	(3,577,033)
Actuarial gains/losses arising from experience adjustments	(635,915)	(313,175)
Actuarial gains/losses – risk sharing (PED)	76,328	(1,084,858)
Final balance on December 31	25,224,906	24,356,023

Schedule of changes and composition of the fair value of assets
The movements for the years ended December 31, 2025, and 2024, relating to the pension plans, are as follows:

	12/31/2025	12/31/2024
Opening balance as of January 1	23,278,847	25,989,959
Benefits paid during the fiscal year	(2,881,514)	(2,910,322)
Participant contributions made during the financial year	43,876	9,592
Employer contributions paid during the fiscal year	465,254	441,038
Gain/Loss on plan assets¹	2,931,050	(251,420)
Final balance on December 31	23,837,513	23,278,847
¹As of December 31, 2025, R$ 2,596,753 (R$ 2,253,077 as of December 31, 2024) relates to the expected return on assets for the year (interest income).
.
The changes in the years ended December 31, 2025, and 2024, referring to health plans and life insurance, are as follows:

	12/31/2025	12/31/2024
Opening balance as of January 1	174,716	162,635
Current service cost	—	9,702
Interest on actuarial obligation	19,132	14,544
Benefits paid in the year	(4,670)	(9,183)
Impact Resulting from Implementations in the Benefits Plan	13,403	—
Past service cost	—	(21,433)
Gain/Loss on actuarial obligations arising from remeasurement	(107,647)	18,451
Actuarial losses arising from changes in demographic assumptions.	(8,132)	(10,201)
Actuarial gains/losses arising from changes in financial assumptions.	3,076	(52,333)
Actuarial gains/losses resulting from adjustments based on experience.	(102,591)	80,985
Final Balance on December 31	94,934	174,716

Schedule of actuarial assumptions used to determine the present value of a defined benefit obligation and expense
The actuarial assumptions presented below were used to determine the defined benefit obligation and the expense for the year.

Economic Hypotheses
	12/31/2025	12/31/2024
Actual annual actuarial discount interest rate (%)	5.49 to 7.83	5.49 to 8.10
Projection of average wage increase (%)	0.00	0.00 to 0.98
Average annual inflation rate (%)	3.50	3.50
Expected return on plan assets (%)	3.50	3.50
(a)represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	12/31/2025	12/31/2024
Table of active and inactive mortality	AT‑2000 Mortality Table (gender‑segregated), smoothed between 10% and 25%, and BR‑EMSsb‑v.2015 (Male and Female).	AT‑2000 Mortality Table (gender‑segregated), smoothed between 0.1% and 25%, and BR‑EMSsb‑v.2015 M&F
Table of mortality of disabled persons	RP‑2000 (Female); PUB‑2010 MI (gender‑segregated); RRB‑1983 (gender‑segregated); AT‑49 (Male); MI‑2006 (segregated); RP‑2000 (segregated); MI‑85 (gender‑segregated); AT‑83 IAM (Male).	RP‑2000 (Female); PUB‑2010 MI (gender‑segregated); RRB‑1983 (gender‑segregated); AT‑49 (Male); MI‑2006 (segregated); RP‑2000 (segregated); MI‑85 (gender‑segregated); AT‑83 IAM (Male).
Table of disability	Álvaro Vindas Mortality Table, smoothed at 50%; Light Mortality (Low); American Group Mortality Table; TASA 1927 Mortality Table, increased by 20%; Light Mortality (Medium).	Álvaro Vindas Mortality Table, smoothed at 50%; Light Mortality (Low); American Group; TASA 1927 Mortality Table, increased by 20%; Light Mortality (Medium).

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income
Consolidated Actuarial Results of Defined Benefit Pension Plans, Health Care Plans and Life Insurance Recognized in Other Comprehensive Income (OCI) for the Year:

	12/31/2025	12/31/2024
Actuarial gains/losses recognized in OCI in the financial year - Social security benefit plans, health plans and life insurance	56,990	2,064,281

Schedule of expected maturity of undiscounted benefits of post-employment defined benefit plans
Analysis of the expected maturities of undiscounted benefits from post‑employment defined benefit plans over the next ten years:

	2026	2027	2028	2029	2030	2030 onwards	Total
Social Security Program	2,771,503	2,526,661	2,298,920	2,087,285	2,522,521	13,018,323	25,225,213

Summary of defined benefit plans obligation	The sensitivity analyses presented below were determined based on reasonably possible changes in the respective assumptions at the end of the reporting period, with all other assumptions held constant.

	Scenario I (+1%)	Scenario II (-1%)
Defined benefit obligation	1,985,928	(1,717,306)
Expectation of wage growth	(12,481,640)	—

Summary of estimated obligations

	12/31/2025	12/31/2024
Current
Vacation allowance	160,119	282,101
Payroll	216,529	259,754
Vacation charges	70,029	80,393
13th‑salary charges provision	2,472	7,408
Profit or income sharing	556,928	230,500
13th‑salary charges	52	—
Social security contribution	28,847	48,052
Others	25,880	50,572
	1,060,856	958,780